UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim T. Rowe Price MidCap Growth Portfolio

Annual Report

December 31, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim T. Rowe Price MidCap Growth Portfolio

Performance

The Portfolio significantly outpaced its S&P benchmark in the twelve-month period ending December 31, 2007. Widespread strength in stock selection drove performance, and beneficial sector weighting also contributed. The financial sector led the outperformance driven by relative strength in stock selection as well as a beneficial underweight. Information technology followed close behind with notably strong stock selection. Though less important than information technology or financials, the consumer discretionary and energy sectors also contributed. The biggest detractor from overall performance stemmed from the industrial and business services group, primarily due to weak stock selection. The materials sector was the only other major drag on performance this fiscal year.

Market Environment

U.S. stocks generally rose in 2007, but market volatility was extremely high in the last six months, and in October and November, the broad S&P 500 Index suffered its first correction—a drop of 10% or more—in about five years. Energy was the highest-performing sector by a wide margin, due to high energy prices. The consequences of the subprime mortgage crisis and the ensuing credit crunch have resulted in plummeting returns in the financial sector. Consumer discretionary also fell this year, as higher energy and commodity prices have depressed consumer spending.

Portfolio Review

The financial sector was the greatest contributor to performance, on the strength of stock selection and a significant underweight. While the index experienced a loss in this turbulent sector, we enjoyed double-digit returns. Stock selection in the insurance industry and an overweight in capital markets contributed. Additionally, we had no exposure to the thrifts and mortgage finance industry, minimizing the impact of the housing crisis on our returns.

The information technology sector was the next greatest contributor to performance. Strong stock selection led the way, partially offset by a detrimental overweight. The equipment and instruments industry led performance here, particularly our holdings in FirstSolar, SunPower, FLIR Systems, and Dolby Laboratories. Juniper Networks, Navteq, and aQuantive also contributed to relative returns.

Stock selection in the consumer discretionary sector also contributed to relative returns, while our overweight in this weak-performing sector slightly offset those results. Our holdings in Amazon.com, Chipotle Mexican Grill, and Discovery Holdings proved to be especially productive.

Our overweight position and stock selection in energy, the highest-performing sector this year, also boosted returns. Consol Energy and FMC Technologies were major contributors in this sector.

The primary drag on performance this year was weak stock selection in the industrial and business services sector. Our underweight position in materials, the second-highest performing sector, also had a negative effect on performance, slightly offset by stock selection.

Outlook

Mid-cap growth stocks have had excellent performance over the last few years, driven by merger and leveraged buy-out activity that encouraged short-term speculation over investment strategies based on long-term prospects. Weak performance this quarter has shown that trend to be unsustainable. We believe that our steady strategy and long-term focus should provide much better capital preservation during tougher market environments than the more aggressive strategies that have set the tone in recent years.

	MAXIM T. ROWE PRICE MIDCAP GROWTH	S&P 400 MIDCAP
	BALANCE	BALANCE

	10,000.00	10,000.00
1998	12,223.00	11,909.11
1999	15,229.86	13,662.25
2000	16,347.73	16,054.51
2001	16,164.64	15,958.18
2002	12,611.65	13,642.65
2003	17,380.11	18,501.94
2004	20,524.17	21,543.22
2005	23,426.29	24,257.58
2006	25,007.57	26,760.48
2007	29,223.84	28,895.70

Maxim T. Rowe Price MidCap Growth Portfolio

Total Return –

One Year:	16.86%
Five Year:	18.30%
Since inception:	11.32%

Portfolio Inception:	7/1/1997

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim T. Rowe Price MidCap Growth Portfolio, made at its inception, with the performance of the S&P 400 MidCap Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim T.Rowe Price MidCap Growth Portfolio (the “Portfolio”) one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2007, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim T.Rowe Price MidCap Growth Portfolio of the Maxim Series Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

February 28, 2008

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended
December 31, 2007 and 2006

Maxim T. Rowe Price MidCap Growth Portfolio

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

ASSETS:
Investments in securities, market value (1)	$487,488,074
Cash	18,193
Dividends receivable	112,473
Subscriptions receivable	764,863
Receivable for investments sold	17,955

Total assets	488,401,558

LIABILITIES:
Due to investment adviser	429,199
Redemptions payable	13,721,497
Payable for investments purchased	2,499,915

Total liabilities	16,650,611

NET ASSETS	$471,750,947

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,508,254
Additional paid-in capital	348,646,722
Net unrealized appreciation on investments	109,257,603
Accumulated net realized gain on investments	11,338,368

NET ASSETS	$471,750,947

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$18.81

SHARES OF CAPITAL STOCK:
Authorized	230,000,000
Outstanding	25,082,540

(1) Cost of investments in securities:	$378,230,562

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:
Interest	$840,901
Dividends	3,215,118
Foreign withholding tax	(18,597)

Total income	4,037,422

EXPENSES:
Audit fees	14,557
Bank and custodial fees	36,729
Investment administration	132,293
Management fees	4,722,163
Other expenses	29,884

Total expenses	4,935,626

Less amount reimbursed by investment adviser	1,838

Net expenses	4,933,788

NET INVESTMENT LOSS	(896,366)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	63,546,340
Change in net unrealized appreciation on investments	9,042,949

Net realized and unrealized gain on investments	72,589,289

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$71,692,923

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	2007	2006

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(896,366)	$(32,856)
Net realized gain on investments	63,546,340	32,195,670
Change in net unrealized appreciation on investments	9,042,949	(4,900,001)

Net increase in net assets resulting from operations	71,692,923	27,262,813

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(221,620)	(685,586)
From net realized gains	(49,832,542)	(34,353,468)

Total distributions	(50,054,162)	(35,039,054)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	177,194,059	187,075,922
Reinvestment of distributions	50,054,162	35,039,054
Redemptions of shares	(213,012,881)	(164,420,799)

Net increase in net assets resulting from share transactions	14,235,340	57,694,177

Total increase in net assets	35,874,101	49,917,936

NET ASSETS:
Beginning of period	435,876,846	385,958,910

End of period (1)	$471,750,947	$435,876,846

OTHER INFORMATION:

SHARES:
Sold	8,897,995	10,053,178
Issued in reinvestment of distributions	2,676,380	1,949,219
Redeemed	(10,763,571)	(8,847,388)

Net increase	810,804	3,155,009

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$17.96	$18.28	$17.00	$16.06	$12.00

Income from Investment Operations

Net investment income	0.01	0.03
Net realized and unrealized gain	2.99	1.19	2.39	2.85	4.53

Total Income From Investment Operations	3.00	1.22	2.39	2.85	4.53

Less Distributions

From net investment income	(0.01)	(0.03)
From net realized gains	(2.14)	(1.51)	(1.11)	(1.91)	(0.47)

Total Distributions	(2.15)	(1.54)	(1.11)	(1.91)	(0.47)

Net Asset Value, End of Period	$18.81	$17.96	$18.28	$17.00	$16.06

Total Return	16.86%	6.75%	14.14%	18.09%	37.81%

Net Assets, End of Period ($000)	$471,751	$435,877	$385,959	$327,397	$335,177

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.04%	1.06%	1.05%	1.05%	1.06%
- After Reimbursement #	1.04%	1.05%	1.05%	1.04%	1.05%

Ratio of Net Investment Loss to Average Net Assets:
- Before Reimbursement	(0.19%)	(0.02%)	(0.38%)	(0.61%)	(0.64%)
- After Reimbursement #	(0.19%)	(0.01%)	(0.38%)	(0.60%)	(0.63%)

Portfolio Turnover Rate	34.98%	42.08%	32.42%	41.48%	49.18%

#           Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim T. Rowe Price MidCap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2004 through December 31, 2007.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact, if any, that the adoption of FAS 157 will have on its financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including and Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Portfolio adopted the provisions of FAS 159 on January 1, 2008. The adoption had no impact on the financial statements.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.05% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $177,200 for the year ended December 31, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $156,568,085 and $194,026,471, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $2,649,389 and $0, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2007, the U.S. Federal income tax cost basis was $381,820,502. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $129,488,940 and gross depreciation of securities in which there was an excess of tax cost over value of $23,821,368 resulting in net appreciation of $105,667,572.

5.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

	2007	2006

Distributions paid from:
Ordinary income	$7,230,310	$2,928,799
Long-term capital gain	42,823,852	32,110,255

	$50,054,162	$35,039,054

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,356,736
Undistributed capital gains	13,571,572

Net accumulated earnings	14,928,308

Net unrealized appreciation on investments	105,667,572
Net unrealized appreciation on foreign currency	91
Capital loss carryforwards	0
Post-October losses	0

Total distributable tax basis earnings	$120,595,971

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and net operating losses. For the year ended December 31, 2007 the Portfolio reclassified $1,117,986 from accumulated net realized gain on investments to undistributed net investment loss. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2007, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders

MAXIM SERIES FUND, INC. MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS DECEMBER 31, 2007

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE — 2.37%
37,700	Alliant Techsystems Inc*	4,288,752
3,900	Embraer-Empresa Brasileira de Aeronautica SA sponsored ADR	177,801
3,400	Precision Castparts Corp	471,580
91,400	Rockwell Collins Inc	6,578,058
		$11,516,191

AIR FREIGHT — 0.12%
5,900	CH Robinson Worldwide Inc	319,308
6,200	Expeditors International of Washington Inc	277,016
		$596,324

AIRLINES — 0.72%
4,200	SkyWest Inc	112,770
278,800	Southwest Airlines Co	3,401,360
		$3,514,130

AUTO PARTS & EQUIPMENT — 0.93%
5,800	Gentex Corp	103,066
88,800	WABCO Holdings Inc	4,447,992
		$4,551,058

AUTOMOBILES — 0.02%
1,900	Thor Industries Inc	72,219
2,300	Winnebago Industries Inc	48,346
		$120,565

BANKS — 0.24%
1,300	City National Corp	77,415
2,500	East West Bancorp Inc	60,575
2,500	First Horizon National Corp	45,375
16,500	SVB Financial Group*	831,600
2,900	Synovus Financial Corp	69,832
5,000	UCBH Holdings Inc	70,800
		$1,155,597

BIOTECHNOLOGY — 4.61%
85,000	Affymetrix Inc*	1,966,900
101,100	Applera Corp - Applied Biosystems Group	3,429,312
2,800	Celgene Corp*	129,388
70,400	Cephalon Inc*	5,051,904
4,300	Charles River Laboratories International Inc*	282,940
3,300	Genzyme Corp*	245,652
18,000	Gilead Sciences Inc	828,180
127,000	Human Genome Sciences Inc*	1,325,880
40,500	Illumina Inc*	2,400,030
2,400	Invitrogen Corp*	224,184
24,000	Myriad Genetics Inc*	1,114,080
44,000	PDL BioPharma Inc*	770,880
128,000	Qiagen NV*	2,694,400
2,600	Techne Corp*	171,730
67,300	Vertex Pharmaceuticals Inc*	1,563,379
3,400	Waters Corp*	268,838
		$22,467,677

BROADCAST/MEDIA — 2.36%
6,400	CTC Media Inc*	193,280
101,000	Cablevision Systems Corp*	2,474,500
1,000	Central European Media Enterprises Ltd*	115,980
143,000	Discovery Holding Co*	3,595,020
1,900	General Cable Corp*	139,232
67,000	Rogers Communications Inc Class B	3,031,750
5,600	Shaw Communications Inc	132,608
147,000	XM Satellite Radio Holdings Inc*	1,799,280
		$11,481,650

BUILDING MATERIALS — 0.34%
36,000	Trane Inc	1,681,560
		$1,681,560

CHEMICALS — 0.37%
39,000	Amylin Pharmaceuticals Inc*	1,443,000
5,100	Ecolab Inc	261,171
2,000	Sigma-Aldrich Corp	109,200
		$1,813,371

COMMUNICATIONS - EQUIPMENT — 1.65%
40,000	ADTRAN Inc	855,200
48,000	CIENA Corp*	1,637,280
36,000	Harris Corp	2,256,480
129,700	JDS Uniphase Corp*	1,725,010
46,700	SBA Communications Corp*	1,580,328
		$8,054,298

COMPUTER HARDWARE & SYSTEMS — 1.40%
56,000	Avid Technology Inc*	1,587,040
3,800	Logitech International SA*	139,232
13,900	Network Appliance Inc*	346,944
9,300	QLogic Corp*	132,060
180,400	Seagate Technology	4,600,200
		$6,805,476

COMPUTER SOFTWARE & SERVICES — 7.96%
10,433	Activision Inc*	309,860
8,300	American Reprographics Co*	136,784
40,300	Autodesk Inc*	2,005,328
300	Baidu.com Inc*	117,117
216,000	CNET Networks Inc*	1,974,240
4,200	Cadence Design Systems Inc*	71,442
4,100	Citrix Systems Inc*	155,841
36,000	Cogent Inc*	401,400
8,800	Cognizant Technology Solutions Corp	298,672
42,300	Digital River Inc*	1,398,861
6,700	Electronic Arts Inc*	391,347
106,700	Expedia Inc*	3,373,854
5,400	F5 Networks Inc	154,008
3,600	FactSet Research Systems Inc	200,520
7,900	Foundry Networks Inc*	138,408
56,900	Intuit Inc*	1,798,609
83,200	Jack Henry & Associates Inc	2,025,088
205,300	Juniper Networks Inc*	6,815,960
77,400	McAfee Inc*	2,902,500
5,000	NAVTEQ*	378,000
196,500	Red Hat Inc*	4,095,060
2,600	SINA Corp*	115,206
25,800	Salesforce.com*	1,617,402
9,100	Satyam Computer Services Ltd	243,152
5,800	Symantec Corp*	93,612
2,900	Synopsys Inc*	75,197
5,950	THQ Inc*	167,731
194,800	VeriSign Inc*	7,326,428
		$38,781,627

CONGLOMERATES — 0.10%
8,000	McDermott International Inc	472,240
		$472,240

COSMETICS & PERSONAL CARE — 0.07%
8,500	Avon Products Inc	336,005
		$336,005

DISTRIBUTORS — 0.82%
61,800	Fastenal Co	2,497,956
38,000	LKQ Corp	798,760
12,000	MSC Industrial Direct Co Inc Class A	485,640
2,200	WW Grainger Inc	192,544
		$3,974,900

ELECTRONIC INSTRUMENTS & EQUIPMENT — 5.85%
144,350	Ametek Inc	6,761,354
176,600	Flir Systems Inc	5,527,580
66,000	Harman International Industries Inc	4,864,860
2,800	II-IV Inc*	85,540
180,900	Jabil Circuit Inc	2,762,343
4,800	MEMC Electronic Materials Inc*	424,752
2,700	National Instruments Corp	89,991
127,800	Roper Industries Inc	7,992,612
		$28,509,032

ELECTRONICS - SEMICONDUCTOR — 4.95%
187,200	Altera Corp	3,616,704
9,500	Analog Devices Inc	301,150
11,000	Broadcom Corp Class A*	287,540
1,700	Cymer Inc*	66,181
4,400	Fairchild Semiconductor International Inc*	63,492
4,900	Integrated Device Technology Inc*	55,419
137,000	Intersil Holding Corp	3,353,760
1,800	KLA-Tencor Corp	86,688
1,700	Lam Research Corp*	73,491
9,700	Linear Technology Corp	308,751
212,200	Marvell Technology Group Ltd*	2,966,556
10,000	Maxim Integrated Products Inc	264,800
107,400	Microchip Technology Inc	3,374,508
9,200	National Semiconductor Corp	208,288
241,000	ON Semiconductor Corp*	2,140,080
241,000	PMC-Sierra Inc*	1,576,140
3,600	Silicon Laboratories Inc*	134,748
166,400	Teradyne Inc*	1,720,576
160,900	Xilinx Inc	3,518,883
		$24,117,755

ENGINEERING & CONSTRUCTION — 0.85%
3,000	Fluor Corp	437,160
3,200	Foster Wheeler Ltd*	496,064
122,500	Quanta Services Inc*	3,214,400
		$4,147,624

FINANCIAL SERVICES — 2.15%
98,300	Eaton Vance Corp	4,463,803
4,500	Federated Investors Inc Class B	185,220
63,400	Interactive Brokers Group Inc*	2,049,088
2,500	IntercontinentalExchange Inc*	481,250
4,800	Janus Capital Group Inc	157,680
1,450	Legg Mason Inc	106,068
9,000	Moody's Corp	321,300
6,400	Northern Trust Corp	490,112
31,000	Principal Financial Group	2,134,040
3,200	SEI Investments Co	102,944
		$10,491,505

FOOD & BEVERAGES — 0.30%
2,800	Brown-Forman Corp	207,508
98,000	Cott Corp*	652,680
4,300	Hershey Co	169,420
5,300	McCormick & Co Inc	200,923
4,325	Wm Wrigley Jr Co	253,229
		$1,483,760

GOLD, METALS & MINING — 3.30%
65,500	Agnico-Eagle Mines Ltd	3,578,265
4,500	Arch Coal Inc	202,185
104,000	CONSOL Energy Inc	7,438,080
5,600	Carpenter Technology Corp	420,952
5,900	Foundation Coal Holdings Inc	309,750
36,000	Peabody Energy Corp	2,219,040
54,000	Teck Cominco Ltd	1,928,340
		$16,096,612

HEALTH CARE RELATED — 4.43%
100,400	Alkermes Inc*	1,565,236
7,100	CIGNA Corp	381,483
41,000	Cerner Corp*	2,312,400
72,000	Community Health Systems Inc*	2,653,920
27,650	Coventry Health Care Inc*	1,638,263
15,450	DaVita Inc*	870,608
194,300	Elan Corp PLC sponsored ADR*	4,270,714
6,200	Express Scripts Inc Class A	452,600
47,400	Health Net Inc*	2,289,420
2,400	Healthways Inc*	140,256
47,500	Henry Schein Inc*	2,916,500
3,600	Humana Inc*	271,116
14,800	Laboratory Corp of America Holdings*	1,117,844
5,200	Lincare Holdings Inc*	182,832
2,800	Martek Biosciences Corp*	82,824
2,300	McKesson Corp	150,673
2,900	Patterson Cos Inc*	98,455
3,700	Quest Diagnostics Inc	195,730
		$21,590,874

HOMEBUILDING — 0.05%
1,600	Centex Corp	40,416
2,100	KB Home	45,360
3,000	Lennar Corp	53,670
3,400	Pulte Homes Inc	35,836
3,200	Toll Brothers Inc*	64,192
		$239,474

HOTELS/MOTELS — 1.36%
6,000	Choice Hotels International Inc	199,200
54,000	Gaylord Entertainment Co*	2,185,380
100,000	Marriott International Inc Class A	3,418,000
37,600	Melco PBL Entertainment Ltd*	434,656
4,500	Starwood Hotels & Resorts Worldwide Inc	198,135
1,900	Wynn Resorts Ltd	213,047
		$6,648,418

HOUSEHOLD GOODS — 0.04%
3,200	Clorox Co	208,544
		$208,544

INDEPENDENT POWER PRODUCTS — 0.07%
13,600	Reliant Energy Inc*	356,864
		$356,864

INSURANCE RELATED — 1.77%
2,200	Ambac Financial Group Inc	56,694
2,500	Aon Corp	119,225
2,200	Arch Capital Group Ltd*	154,770
63,000	Assurant Inc	4,214,700
90,200	Axis Capital Holdings Ltd	3,515,094
2,600	Brown & Brown Inc	61,100
2,100	MBIA Inc	39,123
230	Markel Corp*	112,953
3,800	Philadelphia Consolidated Holding Corp*	149,530
1,700	RenaissanceRe Holdings Ltd	102,408
2,200	Willis Group Holdings Ltd	83,534
		$8,609,131

INVESTMENT BANK/BROKERAGE FIRM — 0.63%
19,700	Affiliated Managers Group Inc*	2,313,962
1,400	Bear Stearns Co Inc	123,550
1,160	BlackRock Inc	251,488
6,300	Lazard Ltd	256,284
3,200	optionsXpress Holdings Inc	108,224
		$3,053,508

LEISURE & ENTERTAINMENT — 1.84%
1,600	Boyd Gaming Corp	54,512
55,800	DreamWorks Animation SKG Inc*	1,425,132
6,300	Harley-Davidson Inc	294,273
130,500	International Game Technology	5,732,865
6,800	Mattel Inc	129,472
48,000	Pinnacle Entertainment Inc*	1,130,880
1,800	Royal Caribbean Cruises Ltd	76,392
2,850	WMS Industries Inc	104,424
		$8,947,950

MACHINERY — 2.75%
23,000	Danaher Corp	2,018,020
5,800	Donaldson Co Inc	269,004
4,500	Graco Inc	167,670
102,800	IDEX Corp	3,714,164
57,640	ITT Corp	3,806,546
4,300	Joy Global	283,026
62,000	Oshkosh Truck Corp	2,930,120
2,600	Pall Corp	104,832
1,600	Terex Corp*	104,912
		$13,398,294

MANUFACTURING — 0.79%
77,400	Dolby Laboratories Inc*	3,848,328
		$3,848,328

MEDICAL PRODUCTS — 2.87%
3,500	American Medical Systems Holdings Inc*	50,610
2,700	ArthroCare Corp*	129,735
1,300	Becton Dickinson & Co	108,654
33,100	CR Bard Inc	3,137,880
3,200	Dentsply International Inc	144,064
86,900	Edwards Lifesciences Corp*	3,996,531
33,100	Gen-Probe Inc*	2,082,983
2,200	Hologic Inc*	151,008
1,900	Integra LifeSciences Holdings*	79,667
900	Intuitive Surgical Inc*	292,050
2,800	Masimo Corp*	110,460
18,800	Millipore Corp*	1,375,784
30,400	ResMed Inc*	1,596,912
9,500	St Jude Medical Inc*	386,080
3,100	Varian Medical Systems Inc*	161,696
3,000	Zimmer Holdings Inc*	198,450
		$14,002,564

MISCELLANEOUS — 0.02%
7,100	Perot Systems Corp Class A*	95,850
		$95,850

OFFICE EQUIPMENT & SUPPLIES — 0.05%
1,600	Avery Dennison Corp	85,024
2,000	HNI Corp	70,120
2,150	Zebra Technologies Corp Class A*	74,605
		$229,749

OIL & GAS — 8.47%
152,000	BJ Services Co	3,687,520
2,500	Bill Barrett Corp*	104,675
79,000	CNX Gas Corp*	2,524,050
2,600	Cabot Oil & Gas Corp	104,962
57,400	Cameron International Corp	2,762,662
11,300	Compton Petroleum Corp*	103,960
3,000	Core Laboratories NV*	374,160
2,000	Diamond Offshore Drilling Inc	284,000
73,000	EOG Resources	6,515,250
80,000	FMC Technologies Inc	4,536,000
4,200	Mariner Energy Inc*	96,096
54,800	Murphy Oil Corp	4,649,232
4,700	Nabors Industries Ltd*	128,733
15,700	SandRidge Energy Inc*	563,002
116,200	Smith International Inc	8,581,368
77,000	TETRA Technologies Inc*	1,198,890
19,000	Trican Well Service Ltd	370,201
4,700	Ultra Petroleum Corp*	336,050
6,600	Weatherford International Ltd*	452,760
11,700	Williams Cos Inc	418,626
68,207	XTO Energy Inc	3,503,112
		$41,295,309

PHARMACEUTICALS — 2.63%
6,302	Allergan Inc	404,840
61,000	Barr Laboratories Inc*	3,239,100
72,900	Medarex Inc*	759,618
73,000	Medicis Pharmaceutical Corp Class A	1,895,810
29,000	OSI Pharmaceuticals Inc*	1,406,790
40,100	Sepracor Inc*	1,052,625
48,000	Theravance Inc*	936,000
114,000	Valeant Pharmaceuticals International*	1,364,580
100,100	Warner Chilcott Ltd*	1,774,773
		$12,834,136

POLLUTION CONTROL — 0.12%
11,000	Republic Services Inc	344,850
4,300	Stericycle Inc	255,420
		$600,270

PRINTING & PUBLISHING — 0.10%
7,400	McGraw-Hill Cos Inc	324,194
1,300	Meredith Corp	71,474
2,500	VistaPrint Ltd*	107,125
		$502,793

RESTAURANTS — 2.07%
64,000	Cheesecake Factory Inc*	1,517,440
37,000	Chipotle Mexican Grill Inc*	4,552,850
31,000	PF Changs China Bistro Inc*	708,040
14,700	Panera Bread Co Class A*	526,554
63,700	Tim Hortons Inc	2,352,441
11,600	Yum! Brands Inc	443,932
		$10,101,257

RETAIL — 6.81%
2,400	Advance Auto Parts Inc	91,176
79,000	Amazon.com Inc*	7,318,560
2,700	AnnTaylor Stores Corp*	69,012
104,800	Bed Bath & Beyond Inc*	3,080,072
49,000	Best Buy Co Inc	2,579,850
157,000	CarMax Inc	3,100,750
3,000	Dicks Sporting Goods Inc	83,280
4,700	Family Dollar Stores Inc	90,381
50,000	J Crew Group Inc*	2,410,500
1,950	Men's Wearhouse Inc	52,611
104,000	O'Reilly Automotive Inc*	3,372,720
126,800	Petsmart Inc	2,983,604
7,300	Ross Stores Inc	186,661
44,000	Shoppers Drug Mart Corp	2,374,426
7,700	Staples Inc	177,639
10,300	TJX Cos Inc	295,919
5,700	Tiffany & Co	262,371
1,600	Tractor Supply Co*	57,504
2,900	Urban Outfitters Inc*	79,054
78,000	Whole Foods Market Inc	3,182,400
52,400	Williams-Sonoma Inc	1,357,160
		$33,205,650

SECURITIES & COMMODITIES — 0.10%
3,600	NYMEX Holdings Inc	480,996
		$480,996

SPECIALIZED SERVICES — 10.75%
3,492	Apollo Group Inc*	244,964
3,600	Cintas Corp	121,032
122,800	Clear Channel Outdoor Holdings Inc*	3,396,648
18,300	Corporate Executive Board Co	1,099,830
74,200	DST Systems Inc*	6,125,210
3,600	DeVry Inc	187,056
1,300	Dun & Bradstreet Corp	115,219
3,300	Equifax Inc	119,988
1,600	Fidelity National Information Services Inc	66,544
75,200	Fiserv Inc*	4,172,848
3,800	Focus Media Holding Ltd	215,878
92,300	Global Payments Inc	4,293,796
3,200	H&R Block Inc	59,424
31,000	IHS Inc*	1,877,360
1,700	ITT Educational Services Inc*	144,959
118,050	Iron Mountain Inc	4,370,211
103,200	Lamar Advertising Co	4,960,824
54,300	Manpower Inc	3,089,670
97,500	Monster Worldwide Inc*	3,159,000
4,100	NeuStar Inc*	117,588
8,200	Omnicom Group Inc	389,746
9,700	Paychex Inc	351,334
4,100	Ritchie Bros Auctioneers Inc	339,070
79,800	Robert Half International Inc	2,157,792
223,000	SAIC Inc*	4,486,760
81,500	UTI Worldwide Inc	1,597,400
3,600	WPP Group PLC	231,444
203,100	Western Union Co	4,931,268
		$52,422,863

TELEPHONE & TELECOMMUNICATIONS — 3.99%
122,000	Amdocs Ltd*	4,205,340
106,200	American Tower Corp*	4,524,120
122,100	Crown Castle International Corp*	5,079,360
73,900	Leap Wireless International Inc*	3,446,696
105,100	MetroPCS Communications Inc*	2,044,195
3,600	NII Holdings Inc*	173,952
		$19,473,663

TEXTILES — 0.24%
9,700	Coach Inc*	296,626
20,000	Under Armour Inc*	873,400
		$1,170,026

TRANSPORTATION — 0.05%
5,800	Landstar System Inc	244,470
		$244,470

UTILITIES — 1.19%
11,700	AES Corp*	250,263
10,000	First Solar Inc*	2,671,400
22,000	SunPower Corp*	2,868,580
		$5,790,243

TOTAL COMMON STOCK — 94.67%		$461,520,181
(Cost $352,262,669)

PREFERRED STOCK

Shares	Value ($)

SPECIALIZED SERVICES — 0.04%
5,000	Bill Me Later Inc ð *	181,150
		$181,150

TOTAL PREFERRED STOCK —0.04%		$181,150
(Cost $181,150)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

25,789,000	Federal Home Loan Bank	25,786,743
	3.190% January 2, 2008

TOTAL SHORT-TERM INVESTMENTS — 5.29%		$25,786,743
(Cost $25,786,743)

TOTAL MAXIM T.ROWE PRICE MIDCAP GROWTH PORTFOLIO --- 100%		$487,488,074
(Cost $378,230,562)

Legend

* Non-income Producing Security

ð Security is fair valued at December 31, 2007.

ADR – American Depository Receipt

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim T. Rowe Price Mid-Cap Growth Portfolio
December 31, 2007
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	39,009,611	8.00%
Consumer Products & Services	119,873,233	24.59%
Financial Services	23,309,741	4.78%
Health Care Related	70,991,101	14.56%
Industrial Products & Services	26,221,989	5.38%
Natural Resources	57,748,785	11.85%
Short Term Investments	25,786,743	5.29%
Technology	109,730,081	22.51%
Transportation	9,026,547	1.85%
Utilities	5,790,243	1.19%
	$ 487,488,074	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim T. Rowe MidCap Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2007 to December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2007)	(12/31/2007)	(6/30/07-12/31/07)

Actual	$ 1,000.00	$ 1,015.13	$ 5.28

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,019.96	$ 5.30

*Expenses are equal to the Portfolio's annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (64)	Director	December 14, 2007 to present	Attorney, Klapper Law Firm	31
Richard P. Koeppe (76)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (68)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

*William T. McCallum (65)	Director, Chairman and President	June 1, 2000 to present

Chairman, First Great-West Life & Annuity Insurance Company. Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (52)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations for The Canada Life Assurance Company, and the United States Operations for Crown Life Insurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (61)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations of The Canada Life Assurance Company and the United States Operations of Crown Life Insurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.
*Beverly A. Byrne (52)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Chief Legal Officer and Secretary, FASCore, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., One Orchard Equities, Inc. and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Richard P. Koeppe	$64,000	0	0	$64,000
Sanford Zisman	$64,000	0	0	$64,000

** As of December 31, 2007, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.            PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $278,850 for fiscal year 2006 and $296,425 for fiscal year 2007.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2006 and $37,500 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $147,360 for fiscal year 2006 and $128,905 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2006 equaled $436,000, and for fiscal year 2007 equaled $640,700.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity

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3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 20, 2008